INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of Significant components of income tax expense

	2022	2021	2020
Current income tax charge	14,480	20,089	15,151
Prior period tax adjustments	159	(173)	(490)
Total current income tax	14,639	19,916	14,661
Deferred tax	(991)	(4,556)	1,394
Income tax expense on continuing operations	13,648	15,360	16,055

Schedule of the effective income tax rate to the statutory income tax rate

	2022	2021	2020
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.5	0.1	1.3
Prior periods tax effects	0.3	(0.2)	(0.7)
Different tax rate of subsidiaries	(0.6)	(0.8)	(0.8)
Withholding tax on distributed and undistributed profits	4.1	1.6	1.5
Change in fair value of derivative financial instruments	0.5	—	—
Changes in recognized deferred tax assets	—	(0.9)	(0.1)
Other	0.5	(0.3)	(0.4)
Effective income tax rate	27.3%	19.5%	20.8%

Schedule of deferred income tax assets and liabilities

	2022	2021
Deferred tax assets	11,610	11,683
Deferred tax liabilities	(17,759)	(17,901)
Net deferred tax liabilities	(6,149)	(6,218)

Schedule of movements in deferred tax assets and liabilities

			Recognised
			in other	Effect of
	December 31,	Recognised in	compre-hensive	acquisitions	December 31,
	2021	profit / loss	income	and disposal	2022
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(19,680)	(871)	62	—	(20,489)
Other intangible assets	(5,458)	3,296	—	(260)	(2,422)
Potential distributions from/to Group’s subsidiaries/ associates and joint ventures	(2,426)	(1,240)	98	—	(3,568)
Licenses	(1,675)	79	—	—	(1,596)
Customer base	(592)	550	—	(768)	(810)
Capitalization of cost to obtain and fulfill contracts	(1,830)	(86)	—	—	(1,916)
Accrued expenses for services	7,814	872	(8)	(59)	8,619
Write-down of inventories	238	266	3	—	507
Allowance for ECL	3,254	731	5	—	3,990
Lease obligations	31,093	(2,130)	(5)	—	28,958
Right-of-use assets	(26,076)	2,317	7	(1)	(23,753)
Loss carryforward	5,857	(2,379)	2	38	3,518
Contract liabilities	1,606	276	—	—	1,882
Debt modification	(73)	79	—	—	6
Other	1,730	(769)	16	(52)	925
Net deferred tax liability	(6,218)	991	180	(1,102)	(6,149)

				Recognised
				in other
	December 31,	Recognised in		compre-hensive	Effect of	December 31,
	2020	profit / loss		income	acquisitions	2021
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(18,250)	(1,352)		32	(110)	(19,680)
Other intangible assets	(6,314)	998		—	(142)	(5,458)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,506)	166		(86)	—	(2,426)
Licenses	(1,699)	24		—	—	(1,675)
Customer base	(470)	107		—	(229)	(592)
Capitalization of cost to obtain and fulfill contracts	(1,668)	(162)		—	—	(1,830)
Accrued expenses for services	7,158	588		(1)	69	7,814
Write-down of inventories	413	(178)		—	3	238
Allowance for ECL	2,713	533		3	5	3,254
Lease obligations	29,910	1,181		(1)	3	31,093
Right-of-use assets	(25,686)	(392)		2	—	(26,076)
Loss carryforward	3,961	1,801		—	95	5,857
Contract liabilities	1,430	176		—	—	1,606
Debt modification	(123)	50		—	—	(73)
Other	718	981		31	—	1,730
Net deferred tax liability	(10,413)	4,521	*	(20)	(306)	(6,218)
*	In the total amount of RUB 4,521 million, RUB (35) million were reported as discontinued operations in the accompanying consolidated statement of profit or loss for the year ended December 31, 2021.